Loans and Borrowings	12 Months Ended
Dec. 31, 2022
Disclosure of Borrowings [Abstract]
Loans and Borrowings	LOANS AND BORROWINGS

	December 31, 2022	December 31, 2021
Credit Facility(a)	$560,788	$279,621
2020 Convertible Notes(b)	132,196	129,320
2019 Convertible Notes(b)	135,040	131,741
Total loans and borrowings	$828,024	$540,682
The following is a reconciliation of the changes in the Company’s loans and borrowings balance during the years ended December 31, 2022 and 2021 to cash flows arising from financing activities:

	2022	2021
Balance – beginning of year	$540,682	$545,417
Financing cash flows:
Draw down on Credit Facility	299,800	—
Repayment of loans and borrowings	(13,333)	(30,983)
Interest paid	(33,590)	(22,112)
Transaction costs	(3,024)	—
Other changes:
Debt assumed in Premier Acquisition (note 5(c))	—	17,649
Interest expense	42,447	30,711
Gain on modification of Credit Facility	(4,958)	—
Balance – end of year	$828,024	$540,682

Classified and presented as:
Current	$—	$26,667
Non-current	828,024	514,015
	$828,024	$540,682
(a)Credit Facility
Prior to July 28, 2022, the Company had a credit facility that comprised a $400 million revolving facility (the “Revolving Facility”) with a maturity date of March 8, 2024 and a $100 million non-revolving term loan (the “Term Loan”) with a maturity date of March 10, 2025 with a syndicate of lenders led by The Bank of Nova Scotia (collectively, the “Credit Facility”). The Term Loan was subject to quarterly repayments equal to 6.67% of the principal beginning September 30, 2021 through to maturity.
On July 28, 2022, the Company amended its Credit Facility, increasing the Revolving Facility size from $400 million to $700 million and extending the maturity date from March 8, 2024 to July 28, 2026. The amended Credit Facility also provides for an uncommitted accordion feature which permits the Company to request an increase in the principal amount of the facility by up to $100 million. In addition, within 60 days prior to the anniversary date of the Credit Facility, the Company may request an extension of the maturity date by up to one year, subject to approval by a majority of the lenders. Upon closing of the amended Credit Facility, the Company rolled the outstanding principal balance of $73.3 million under the Term Loan into the Revolving Facility.
13.    LOANS AND BORROWINGS (CONTINUED)
(a)Credit Facility (continued)
Amounts drawn under the Revolving Facility are subject to variable interest rates at the applicable term rate based on SOFR plus an applicable margin of 2.25% to 3.50%, based on the Company’s total net leverage ratio, and a credit spread adjustment of 0.10% to 0.25%, based on the interest period.
On amendment, the Company recognized a modification gain of $5.0 million to reflect the adjusted amortized cost of the Credit Facility, calculated as the present value of the modified contractual cash flows discounted using the original weighted average effective interest rate, net of additional transaction costs incurred on modification of $3.0 million.
During the year ended December 31, 2022, the Company drew down $299.8 million on its Revolving Facility (2021 – nil). On December 31, 2022, there was $127.2 million undrawn on the Revolving Facility.
The Revolving Facility is secured by a first-ranking security interest over all present and future property and assets of the Company and its material subsidiaries, and the Company’s present and future equity interests in Greenstone. The Revolving Facility is subject to standard conditions and covenants, including maintenance of debt service coverage ratio, leverage ratio, minimum tangible net worth of $550 million and minimum liquidity of $50 million. At December 31, 2022, the Company was in compliance with these covenants.
(b)Convertible Notes
In April 2019, the Company issued $139.7 million in convertible notes to Mubadala Investment Company (“Mubadala”) and Pacific Road Resources Funds (“Pacific Road”) (the “2019 Convertible Notes”). The 2019 Convertible Notes mature on April 12, 2024, bear interest at a fixed rate of 5% per year payable quarterly in arrears and are convertible at the holder’s option into common shares of the Company at a fixed conversion price of $5.25 per share. The 2019 Convertible Notes issued to Pacific Road with an aggregate principal amount of $9.7 million were assigned to Verition Advisors (Canada) ULC in November 2022.
In March 2020, the Company issued $139.3 million in convertible notes to Mubadala and Pacific Road (the “2020 Convertible Notes”). The 2020 Convertible Notes mature on March 10, 2025, bear interest at a fixed rate of 4.75% per year payable quarterly in arrears and are convertible at the holder’s option into common shares of the Company at a fixed conversion price of $7.80 per share.
The carrying amounts of the 2019 and 2020 Convertible Notes represent the debt component of the Convertible Notes, net of transaction costs, which will be accreted to the principal amounts over their respective terms using an effective interest rate of 7.5% and 7.3%, respectively.
Holders of the 2019 and 2020 Convertible Notes may exercise their conversion option at any time, provided that the holder owns less than 20% of the outstanding common shares of the Company. The Company has call options that are currently exercisable in relation to the 2019 Convertible Notes and exercisable on or after March 10, 2023 in relation to the 2020 Convertible Notes, if the 90-day volume weighted average trading price of the Company’s common shares exceeds $6.83 and $10.14, respectively, for a period of 30 consecutive days. Upon exercise of the option by the Company, the holders are required to either (i) exercise the conversion option on the remaining principal outstanding or (ii) demand cash payment from the Company subject to a predetermined formula based on the respective conversion price per share and the Company’s share price at the time of redemption.
The 2019 and 2020 Convertible Notes are secured by a second ranking security interest over all present and future assets of the Company and its material subsidiaries, and the Company’s present and future equity interests in Greenstone, and are subordinate to the Credit Facility. The 2019 and 2020 Convertible Notes are subject to standard conditions and covenants, including maintenance of certain debt to earnings ratios. At December 31, 2022, the Company was in compliance with these covenants.